SUPPLEMENTAL FINANCIAL INFORMATION - Software, Equity Method Investment and Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016	Oct. 31, 2016
Research and Development
Research and development expense	$ 93.4	$ 89.7	$ 91.9
PragmatIC
Equity Method Investment
Interest of equity method investment				22.60%
Carrying value of investment	9.1	9.5
Total software
Capitalized software costs
Software amortization expense from continuing operations	29.3	37.9	$ 37.6
Total software | Other assets
Capitalized software costs
Cost	428.9	415.5
Accumulated amortization	(301.8)	(297.9)
Software, net	$ 127.1	$ 117.6